Events occurring after the reporting period (Details) - Foreign exchange contract £ in Millions	Apr. 21, 2022 GBP (£) contract
Disclosure of non-adjusting events after reporting period [line items]
Number of new forward contracts | contract	5
Notional amount | £	£ 250